UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust – Schwab Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust – Schwab Monthly Income Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab® Monthly Income Fund - Moderate Payout

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Other Investment Companies	18,143,356	18,722,945

100.0%	Total Investments	18,143,356	18,722,945
0.0%	Other Assets and Liabilities, Net		(3,453)

100.0%	Total Net Assets		18,719,492

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.0% of net assets

Equity Funds 39.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	104,794	1,183,123
Laudus International MarketMasters Fund, Select Shares (a)	64,081	1,136,788
Schwab Dividend Equity Fund (a)	264,226	3,096,726
Schwab Global Real Estate Fund (a)	321,654	2,045,722

		7,462,359

Fixed-Income Funds 56.7%
Laudus Mondrian International Fixed Income Fund (a)	69,152	828,445
Schwab Premier Income Fund (a)	411,324	4,294,224
Schwab Short-Term Bond Market Fund (a)	221,127	2,036,583
Schwab Total Bond Market Fund (a)	367,439	3,453,928

		10,613,180

Money Funds 3.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	197,105	197,105
State Street Institutional Liquid Reserves Fund - Institutional Class	450,301	450,301

		647,406

Total Other Investment Companies
(Cost $18,143,356)		18,722,945

End of Investments.

At 09/30/10 the tax basis cost of the fund’s investments was $18,345,311 and the unrealized appreciation and depreciation were $427,040 and ($49,406), respectively, with a net unrealized appreciation of $377,634.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

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 Schwab® Monthly Income Fund - Moderate Payout

Portfolio Holdings  (Unaudited) continued

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$18,722,945	$—	$—	$18,722,945

Total	$18,722,945	$—	$—	$18,722,945

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

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Schwab Capital Trust
Schwab® Monthly Income Fund - Enhanced Payout

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	73,700,815	77,594,011

99.7%	Total Investments	73,700,815	77,594,011
0.3%	Other Assets and Liabilities, Net		246,600

100.0%	Total Net Assets		77,840,611

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 25.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	218,995	2,472,451
Laudus International MarketMasters Fund, Select Shares (a)	135,713	2,407,541
Schwab Dividend Equity Fund (a)	727,941	8,531,466
Schwab Global Real Estate Fund (a)	978,977	6,226,296

		19,637,754

Fixed-Income Funds 69.7%
Laudus Mondrian International Fixed Income Fund (a)	330,462	3,958,938
Schwab Premier Income Fund (a)	2,151,707	22,463,820
Schwab Short-Term Bond Market Fund (a)	1,002,621	9,234,135
Schwab Total Bond Market Fund (a)	1,975,831	18,572,810

		54,229,703

Money Funds 4.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,118,156	2,118,156
State Street Institutional Liquid Reserves Fund - Institutional Class	1,608,398	1,608,398

		3,726,554

Total Other Investment Companies
(Cost $73,700,815)		77,594,011

End of Investments.

At 09/30/10 the tax basis cost of the fund’s investments was $74,004,362 and the unrealized appreciation and depreciation were $3,790,242 and ($200,593), respectively, with a net unrealized appreciation of $3,589,649.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the

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 Schwab® Monthly Income Fund - Enhanced Payout

Portfolio Holdings  (Unaudited) continued

value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$77,594,011	$—	$—	$77,594,011

Total	$77,594,011	$—	$—	$77,594,011

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47717SEP10

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Schwab Capital Trust
Schwab® Monthly Income Fund - Maximum Payout

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Other Investment Companies	67,822,964	70,020,973

99.5%	Total Investments	67,822,964	70,020,973
0.5%	Other Assets and Liabilities, Net		333,672

100.0%	Total Net Assets		70,354,645

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.5% of net assets

Equity Funds 10.2%
Schwab Dividend Equity Fund (a)	304,882	3,573,217
Schwab Global Real Estate Fund (a)	569,848	3,624,235

		7,197,452

Fixed-Income Funds 82.9%
Laudus Mondrian International Fixed Income Fund (a)	381,534	4,570,783
Schwab Premier Income Fund (a)	2,323,040	24,252,538
Schwab Short-Term Bond Market Fund (a)	1,141,816	10,516,121
Schwab Total Bond Market Fund (a)	2,022,483	19,011,341

		58,350,783

Money Funds 6.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,944,813	1,944,813
State Street Institutional Liquid Reserves Fund - Institutional Class	2,527,925	2,527,925

		4,472,738

Total Other Investment Companies
(Cost $67,822,964)		70,020,973

End of Investments.

At 09/30/10 the tax basis cost of the fund’s investments was $68,421,552 and the unrealized appreciation and depreciation were $1,599,421 and $0, respectively, with a net unrealized appreciation of $1,599,421.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 1

 Schwab® Monthly Income Fund - Maximum Payout

Portfolio Holdings  (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$70,020,973	$—	$—	$70,020,973

Total	$70,020,973	$—	$—	$70,020,973

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47718SEP10

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Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust — Schwab Monthly Income Funds

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 18, 2010